Contingent Liabilities - Summary of Contingent Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 3,443	$ 3,503
Associates and joint ventures [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1,822	1,588
Subsidiaries and joint operations [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 1,621	$ 1,915